BORROWINGS	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
a)Corporate Borrowings
Brookfield Infrastructure has a $2.2 billion senior unsecured revolving credit facility used for general working capital purposes including acquisitions. The $2.2 billion is available on a revolving basis for the full term of the facility. All amounts outstanding under this facility will be repayable on June 29, 2031. All obligations of Brookfield Infrastructure under the facility are guaranteed by our partnership. Loans under this facility accrue interest at a floating rate based on SOFR plus 1.2%. Brookfield Infrastructure is required to pay an unused commitment fee under the facility of 13 basis points per annum. As at June 30, 2026, draws on the credit facility were $700 million (December 31, 2025: $nil) and $11 million of letters of credit were issued (December 31, 2025: $11 million).

	Maturity	Annual Rate	Currency	As of
				June 30, 2026	December 31, 2025
Corporate revolving credit facility	June 29, 2031	SOFR plus 1.2%	US$	$700	$—
Commercial paper(1)	July 27, 2026	4.1%	US$	467	735

Non-current:
Medium-term notes:
Public - Canadian	November 14, 2027	5.6%	C$	317	328
Public - Canadian	September 11, 2028	4.2%	C$	493	510
Public - Canadian	October 9, 2029	3.4%	C$	493	510
Public - Canadian	July 27, 2030	5.7%	C$	352	364
Public - Canadian	January 6, 2031	3.7%	C$	264	273
Public - Canadian	September 1, 2032	2.9%	C$	352	364
Public - Canadian	February 14, 2033	6.0%	C$	176	182
Public - Canadian	April 25, 2034	5.4%	C$	281	291
Public - Canadian	September 24, 2035	4.5%	C$	229	237
Public - Canadian	April 25, 2052	5.8%	C$	141	146
Public - Canadian	July 27, 2053	6.0%	C$	141	146

Subordinated notes:
Public - United States	March 15, 2055	6.8%	US$	300	300
Public - Canadian	September 1, 2055	5.6%	C$	177	183
Public – United States	May 24, 2081	5.0%	US$	250	250
Public – United States	May 31, 2084	7.3%	US$	158	158
				5,291	4,977
Deferred financing costs and other				(28)	(30)
Total				$5,263	$4,947
1.Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of June 30, 2026.
On September 24, 2025, Brookfield Infrastructure Finance ULC issued C$375 million of medium-term notes maturing January 6, 2031, with an initial coupon of 3.7%.
On September 24, 2025, Brookfield Infrastructure Finance ULC issued C$325 million of medium-term notes maturing September 24, 2035, with an initial coupon of 4.5%.
On May 16, 2025, Brookfield Infrastructure Finance ULC issued C$250 million of fixed-to-fixed reset rate subordinated notes maturing September 1, 2055, with an initial coupon of 5.6%, until September 1, 2030, resetting every five years thereafter at the five-year Government of Canada Yield, plus a 2.7% spread, provided that the rate will not reset below 5.6%.
Brookfield Infrastructure has entered into a $1 billion revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. The revolving credit facility automatically renews for consecutive one-year terms, and the maturity date is automatically extended, on February 8 each year, unless terminated prior to the relevant renewal date. Brookfield has the option to terminate the agreement prior to February 8 each year by providing Brookfield Infrastructure with a written notice. Loans under this facility accrue interest on SOFR plus 1.9% and no commitment fees are incurred for any undrawn balance. As of June 30, 2026, there were $nil (December 31, 2025: $nil) borrowings outstanding.
The increase in corporate borrowings during the six-month period ended June 30, 2026, is primarily attributable to the draw on the corporate credit facility of $700 million, partially offset by net commercial paper redemptions of $268 million.
b)Non-Recourse Borrowings

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Current	$3,774	$6,013
Non-current	53,428	53,538
Total	$57,202	$59,551
Non-recourse borrowings decreased during the six-month period ended June 30, 2026 due to the disposition of subsidiaries within our U.S. bulk fiber network and our U.K. rail operation, the classification of a subsidiary of our global intermodal logistics operation as held for sale and the impact of foreign exchange. These decreases were partially offset by additional borrowings at our operating subsidiaries to fund ongoing capital investment